Reserves - Summary of Reserves (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reserves Within Equity [Abstract]
Foreign currency translation reserve	$ (1,465)	$ (1,348)
Share-based payments reserve	2,296	2,840
Reserves	$ 831	$ 1,492	$ 1,674